UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2017

QS

S&P 500 INDEX FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS S&P 500 Index Fund for the six-month reporting period ended March 31, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

II	QS S&P 500 Index Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended March 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2017 GDP growth — released after the reporting period ended — was 0.7%. The deceleration in growth reflected downturns in personal consumption expenditures, private inventory investment and state and local government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on March 31, 2017, the unemployment rate was 4.5%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In March 2017, 23.3% of Americans looking for a job had been out of work for more than six months, versus 25.2% when the period began.

QS S&P 500 Index Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a poor start, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. Stocks moved lower in October 2016 amid mixed corporate profit results and uncertainties surrounding the November 2016 U.S. elections. The market then rallied over the last five months of the period and reached several new all-time highs. This turnaround was prompted by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under Donald Trump’s administration. All told, for the six months ended March 31, 2017, the S&P 500 Indexiv gained 10.12%.

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexv, generated the strongest returns, as they gained 11.52% over the reporting period. In contrast, mid-cap stocks generated the weakest results with the Russell Midcap Indexvi returning 8.52%, whereas large-cap stocks, as measured by the Russell 1000 Indexvii, rose 10.09%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 9.94% and 10.45%, respectively, during the six months ended March 31, 2017.

Performance review

For the six months ended March 31, 2017, Class A shares of QS S&P 500 Index Fund returned 9.82%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 10.12% for the same period. The Lipper S&P 500 Index Funds Category Average1 returned 9.85% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 134 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	QS S&P 500 Index Fund

Performance Snapshot as of March 31, 2017 (unaudited)
6 months
QS S&P 500 Index Fund:
Class A	9.82%
Class D	9.96%
S&P 500 Index	10.12%
Lipper S&P 500 Index Funds Category Average	9.85%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2017, the gross total annual fund operating expense ratios for Class A and Class D shares were 0.61% and 0.45%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.59% for Class A shares and 0.39% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The

QS S&P 500 Index Fund	V

Investment commentary (cont’d)

Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

VI	QS S&P 500 Index Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2017 and September 30, 2016 and does not include futures contracts. The composition of the Fund’s investments is subject to change at any time.

QS S&P 500 Index Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2016 and held for the six months ended March 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A	9.82%	$1,000.00	$1,098.20	0.59%	$3.09	Class A	5.00%	$1,000.00	$1,021.99	0.59%	$2.97
Class D	9.96	1,000.00	1,099.60	0.39	2.04	Class D	5.00	1,000.00	1,022.99	0.39	1.97

[1]	For the six months ended March 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

2	QS S&P 500 Index Fund 2017 Semi-Annual Report

Schedule of investments (unaudited)

March 31, 2017

QS S&P 500 Index Fund

Security	Shares	Value
Common Stocks — 99.3%
Consumer Discretionary — 12.3%
Auto Components — 0.2%
BorgWarner Inc.	2,590	$108,236
Delphi Automotive PLC	3,433	276,322
Goodyear Tire & Rubber Co.	3,244	116,784
Total Auto Components		501,342
Automobiles — 0.5%
Ford Motor Co.	47,972	558,394
General Motors Co.	16,378	579,126
Harley-Davidson Inc.	2,359	142,720
Total Automobiles		1,280,240
Distributors — 0.1%
Genuine Parts Co.	1,813	167,539
LKQ Corp.	3,970	116,202	*
Total Distributors		283,741
Diversified Consumer Services — 0.0%
H&R Block Inc.	2,388	55,521
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	5,253	309,454
Chipotle Mexican Grill Inc.	388	172,862	*
Darden Restaurants Inc.	1,476	123,497
Marriott International Inc., Class A Shares	3,599	338,954
McDonald’s Corp.	10,204	1,322,540
Royal Caribbean Cruises Ltd.	1,870	183,466
Starbucks Corp.	18,069	1,055,049
Wyndham Worldwide Corp.	1,410	118,849
Wynn Resorts Ltd.	1,143	130,999
Yum! Brands Inc.	3,968	253,555
Total Hotels, Restaurants & Leisure		4,009,225
Household Durables — 0.4%
D.R. Horton Inc.	4,017	133,806
Garmin Ltd.	1,249	63,837
Leggett & Platt Inc.	1,381	69,492
Lennar Corp., Class A Shares	2,480	126,951
Mohawk Industries Inc.	739	169,593	*
Newell Brands Inc.	5,880	277,360
PulteGroup Inc.	3,737	88,006
Whirlpool Corp.	996	170,645
Total Household Durables		1,099,690

See Notes to Financial Statements.

QS S&P 500 Index Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS S&P 500 Index Fund

Security	Shares	Value
Internet & Direct Marketing Retail — 2.6%
Amazon.com Inc.	4,900	$4,344,046	*
Expedia Inc.	1,443	182,063
Netflix Inc.	5,214	770,681	*
Priceline Group Inc.	601	1,069,762	*
TripAdvisor Inc.	1,646	71,042	*
Total Internet & Direct Marketing Retail		6,437,594
Leisure Products — 0.1%
Hasbro Inc.	1,422	141,944
Mattel Inc.	4,278	109,560
Total Leisure Products		251,504
Media — 3.2%
CBS Corp., Class B Shares, Non Voting Shares	4,834	335,286
Charter Communications Inc., Class A Shares	2,649	867,071	*
Comcast Corp., Class A Shares	58,576	2,201,872
Discovery Communications Inc., Class A Shares	1,990	57,889	*
Discovery Communications Inc., Class C Shares	2,858	80,910	*
DISH Network Corp., Class A Shares	2,780	176,502	*
Interpublic Group of Cos. Inc.	5,209	127,985
News Corp., Class A Shares	4,518	58,734
News Corp., Class B Shares	933	12,596
Omnicom Group Inc.	2,942	253,630
Scripps Networks Interactive Inc., Class A Shares	1,253	98,198
TEGNA Inc.	3,207	82,163
Time Warner Inc.	9,441	922,480
Twenty-First Century Fox Inc., Class A Shares	12,872	416,924
Twenty-First Century Fox Inc., Class B Shares	5,626	178,794
Viacom Inc., Class B Shares	4,290	200,000
Walt Disney Co.	18,051	2,046,803
Total Media		8,117,837
Multiline Retail — 0.5%
Dollar General Corp.	3,170	221,044
Dollar Tree Inc.	2,983	234,046	*
Kohl’s Corp.	2,338	93,076
Macy’s Inc.	4,198	124,429
Nordstrom Inc.	1,615	75,210
Target Corp.	6,964	384,343
Total Multiline Retail		1,132,148

See Notes to Financial Statements.

4	QS S&P 500 Index Fund 2017 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Specialty Retail — 2.4%
Advance Auto Parts Inc.	1,000	$148,260
AutoNation Inc.	890	37,638	*
AutoZone Inc.	333	240,776	*
Bed Bath & Beyond Inc.	2,109	83,221
Best Buy Co. Inc.	3,258	160,131
CarMax Inc.	2,289	135,554	*
Foot Locker Inc.	1,810	135,406
Gap Inc.	2,770	67,283
Home Depot Inc.	15,025	2,206,121
L Brands Inc.	2,818	132,728
Lowe’s Cos. Inc.	10,875	894,034
O’Reilly Automotive Inc.	1,080	291,427	*
Ross Stores Inc.	5,064	333,566
Signet Jewelers Ltd.	838	58,048
Staples Inc.	9,180	80,509
Tiffany & Co.	1,245	118,648
TJX Cos. Inc.	8,111	641,418
Tractor Supply Co.	1,690	116,559
Ulta Salon, Cosmetics & Fragrance Inc.	717	204,510	*
Total Specialty Retail		6,085,837
Textiles, Apparel & Luxury Goods — 0.7%
Coach Inc.	3,278	135,480
Hanesbrands Inc.	4,800	99,648
Michael Kors Holdings Ltd.	2,204	83,994	*
NIKE Inc., Class B Shares	15,932	887,890
PVH Corp.	917	94,882
Ralph Lauren Corp.	379	30,934
Under Armour Inc., Class A Shares	2,300	45,494	*
Under Armour Inc., Class C Shares	2,316	42,383	*
V.F. Corp.	4,300	236,371
Total Textiles, Apparel & Luxury Goods		1,657,076
Total Consumer Discretionary		30,911,755
Consumer Staples — 9.2%
Beverages — 2.1%
Brown-Forman Corp., Class B Shares	2,406	111,109
Coca-Cola Co.	47,640	2,021,841
Constellation Brands Inc., Class A Shares	2,214	358,823
Dr. Pepper Snapple Group Inc.	2,238	219,145

See Notes to Financial Statements.

QS S&P 500 Index Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS S&P 500 Index Fund

Security	Shares	Value
Beverages — continued
Molson Coors Brewing Co., Class B Shares	2,269	$217,166
Monster Beverage Corp.	5,235	241,700	*
PepsiCo Inc.	17,538	1,961,801
Total Beverages		5,131,585
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	5,406	906,532
CVS Health Corp.	12,220	959,270
Kroger Co.	11,719	345,593
Sysco Corp.	6,478	336,338
Wal-Mart Stores Inc.	18,402	1,326,416
Walgreens Boots Alliance Inc.	10,292	854,751
Whole Foods Market Inc.	4,193	124,616
Total Food & Staples Retailing		4,853,516
Food Products — 1.5%
Archer-Daniels-Midland Co.	7,402	340,788
Campbell Soup Co.	2,523	144,417
Conagra Brands Inc.	5,208	210,091
General Mills Inc.	6,989	412,421
Hershey Co.	1,514	165,404
Hormel Foods Corp.	3,182	110,193
J.M. Smucker Co.	1,463	191,770
Kellogg Co.	3,223	234,022
Kraft Heinz Co.	7,362	668,543
McCormick & Co. Inc., Non Voting Shares	1,280	124,864
Mead Johnson Nutrition Co.	2,262	201,499
Mondelez International Inc., Class A Shares	18,550	799,134
Tyson Foods Inc., Class A Shares	3,792	234,004
Total Food Products		3,837,150
Household Products — 1.8%
Church & Dwight Co. Inc.	3,152	157,190
Clorox Co.	1,655	223,144
Colgate-Palmolive Co.	10,553	772,374
Kimberly-Clark Corp.	4,236	557,585
Procter & Gamble Co.	31,523	2,832,341
Total Household Products		4,542,634
Personal Products — 0.1%
Coty Inc., Class A Shares	6,050	109,687
Estee Lauder Cos. Inc., Class A Shares	2,837	240,549
Total Personal Products		350,236

See Notes to Financial Statements.

6	QS S&P 500 Index Fund 2017 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Tobacco — 1.8%
Altria Group Inc.	23,942	$1,709,938
Philip Morris International Inc.	19,014	2,146,680
Reynolds American Inc.	10,284	648,098
Total Tobacco		4,504,716
Total Consumer Staples		23,219,837
Energy — 6.5%
Energy Equipment & Services — 1.1%
Baker Hughes Inc.	5,265	314,952
Halliburton Co.	10,649	524,037
Helmerich & Payne Inc.	1,517	100,987
National-Oilwell Varco Inc.	4,715	189,024
Schlumberger Ltd.	17,154	1,339,727
TechnipFMC PLC	5,603	182,098	*
Transocean Ltd.	4,788	59,611	*
Total Energy Equipment & Services		2,710,436
Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	6,806	421,972
Apache Corp.	4,731	243,126
Cabot Oil & Gas Corp.	5,836	139,539
Chesapeake Energy Corp.	7,142	42,424	*
Chevron Corp.	23,071	2,477,133
Cimarex Energy Co.	1,200	143,388
Concho Resources Inc.	1,700	218,178	*
ConocoPhillips	14,732	734,685
Devon Energy Corp.	6,538	272,765
EOG Resources Inc.	6,784	661,779
EQT Corp.	2,129	130,082
Exxon Mobil Corp.	51,241	4,202,274
Hess Corp.	3,191	153,838
Kinder Morgan Inc.	23,830	518,064
Marathon Oil Corp.	10,049	158,774
Marathon Petroleum Corp.	6,680	337,607
Murphy Oil Corp.	2,429	69,445
Newfield Exploration Co.	2,620	96,704	*
Noble Energy Inc.	5,769	198,108
Occidental Petroleum Corp.	9,406	595,964
ONEOK Inc.	2,931	162,495
Phillips 66	5,240	415,113

See Notes to Financial Statements.

QS S&P 500 Index Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS S&P 500 Index Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co.	2,173	$404,678
Range Resources Corp.	2,309	67,192
Southwestern Energy Co.	4,979	40,679	*
Tesoro Corp.	1,557	126,210
Valero Energy Corp.	5,660	375,201
Williams Cos. Inc.	10,028	296,729
Total Oil, Gas & Consumable Fuels		13,704,146
Total Energy		16,414,582
Financials — 14.3%
Banks — 6.4%
Bank of America Corp.	124,217	2,930,279
BB&T Corp.	10,213	456,521
Citigroup Inc.	33,489	2,003,312
Citizens Financial Group Inc.	6,034	208,475
Comerica Inc.	2,037	139,697
Fifth Third Bancorp	7,961	202,209
Huntington Bancshares Inc.	10,240	137,114
JPMorgan Chase & Co.	44,200	3,882,528
KeyCorp	10,562	187,792
M&T Bank Corp.	2,039	315,494
People’s United Financial Inc.	4,395	79,989
PNC Financial Services Group Inc.	5,871	705,929
Regions Financial Corp.	14,351	208,520
SunTrust Banks Inc.	6,076	336,003
U.S. Bancorp	20,069	1,033,554
Wells Fargo & Co.	55,919	3,112,452
Zions Bancorporation	2,608	109,536
Total Banks		16,049,404
Capital Markets — 2.8%
Affiliated Managers Group Inc.	645	105,741
Ameriprise Financial Inc.	1,723	223,439
Bank of New York Mellon Corp.	13,141	620,649
BlackRock Inc.	1,482	568,362
CBOE Holdings Inc.	1,160	94,041
Charles Schwab Corp.	15,008	612,477
CME Group Inc.	4,210	500,148
E*TRADE Financial Corp.	3,304	115,277	*
Franklin Resources Inc.	4,704	198,227

See Notes to Financial Statements.

8	QS S&P 500 Index Fund 2017 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Capital Markets — continued
Goldman Sachs Group Inc.	4,515	$1,037,186
Intercontinental Exchange Inc.	7,605	455,311
Invesco Ltd.	5,259	161,083
Moody’s Corp.	1,792	200,776
Morgan Stanley	17,519	750,514
Nasdaq Inc.	1,649	114,523
Northern Trust Corp.	2,697	233,506
Raymond James Financial Inc.	1,200	91,512
S&P Global Inc.	3,331	435,495
State Street Corp.	4,517	359,598
T. Rowe Price Group Inc.	3,020	205,813
Total Capital Markets		7,083,678
Consumer Finance — 0.8%
American Express Co.	9,496	751,229
Capital One Financial Corp.	5,787	501,501
Discover Financial Services	4,988	341,129
Navient Corp.	3,962	58,479
Synchrony Financial	9,365	321,220
Total Consumer Finance		1,973,558
Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B Shares	23,317	3,886,477	*
Leucadia National Corp.	4,418	114,868
Total Diversified Financial Services		4,001,345
Insurance — 2.7%
AFLAC Inc.	4,824	349,354
Allstate Corp.	4,782	389,685
American International Group Inc.	12,017	750,221
Aon PLC	3,262	387,167
Arthur J. Gallagher & Co.	2,300	130,042
Assurant Inc.	718	68,691
Chubb Ltd.	5,799	790,114
Cincinnati Financial Corp.	2,076	150,032
Hartford Financial Services Group Inc.	4,782	229,871
Lincoln National Corp.	2,778	181,820
Loews Corp.	2,767	129,413
Marsh & McLennan Cos. Inc.	6,458	477,182
MetLife Inc.	13,484	712,225
Principal Financial Group Inc.	3,019	190,529

See Notes to Financial Statements.

QS S&P 500 Index Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS S&P 500 Index Fund

Security	Shares	Value
Insurance — continued
Progressive Corp.	6,614	$259,136
Prudential Financial Inc.	5,171	551,642
Torchmark Corp.	1,095	84,359
Travelers Cos. Inc.	3,420	412,247
Unum Group	2,913	136,591
Willis Towers Watson PLC	1,392	182,199
XL Group Ltd.	3,585	142,898
Total Insurance		6,705,418
Total Financials		35,813,403
Health Care — 13.8%
Biotechnology — 2.8%
AbbVie Inc.	19,074	1,242,862
Alexion Pharmaceuticals Inc.	2,839	344,200	*
Amgen Inc.	9,127	1,497,467
Biogen Inc.	2,720	743,702	*
Celgene Corp.	9,377	1,166,780	*
Gilead Sciences Inc.	15,853	1,076,736
Incyte Corp.	2,310	308,778	*
Regeneron Pharmaceuticals Inc.	948	367,359	*
Vertex Pharmaceuticals Inc.	3,074	336,142	*
Total Biotechnology		7,084,026
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	20,573	913,647
Baxter International Inc.	6,128	317,798
Becton, Dickinson & Co.	2,591	475,293
Boston Scientific Corp.	17,411	433,011	*
C.R. Bard Inc.	863	214,490
Cooper Cos. Inc.	640	127,930
Danaher Corp.	7,240	619,237
DENTSPLY SIRONA Inc.	2,851	178,016
Edwards Lifesciences Corp.	2,737	257,470	*
Hologic Inc.	3,260	138,713	*
IDEXX Laboratories Inc.	1,100	170,071	*
Intuitive Surgical Inc.	489	374,804	*
Medtronic PLC	16,570	1,334,879
Stryker Corp.	3,656	481,312
Varian Medical Systems Inc.	1,245	113,457	*
Zimmer Biomet Holdings Inc.	2,552	311,625
Total Health Care Equipment & Supplies		6,461,753

See Notes to Financial Statements.

10	QS S&P 500 Index Fund 2017 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Health Care Providers & Services — 2.6%
Aetna Inc.	4,380	$558,669
AmerisourceBergen Corp.	2,015	178,328
Anthem Inc.	3,081	509,536
Cardinal Health Inc.	3,864	315,109
Centene Corp.	2,240	159,622	*
CIGNA Corp.	3,203	469,208
DaVita Inc.	2,154	146,407	*
Envision Healthcare Corp.	1,470	90,140	*
Express Scripts Holding Co.	7,131	470,004	*
HCA Holdings Inc.	3,682	327,661	*
Henry Schein Inc.	1,052	178,809	*
Humana Inc.	1,837	378,679
Laboratory Corporation of America Holdings	1,203	172,595	*
McKesson Corp.	2,471	366,351
Patterson Cos. Inc.	1,158	52,376
Quest Diagnostics Inc.	1,711	168,003
UnitedHealth Group Inc.	11,632	1,907,764
Universal Health Services Inc., Class B Shares	1,200	149,340
Total Health Care Providers & Services		6,598,601
Health Care Technology — 0.1%
Cerner Corp.	3,755	220,982	*
Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	4,262	225,332
Illumina Inc.	1,839	313,807	*
Mettler-Toledo International Inc.	340	162,829	*
PerkinElmer Inc.	1,592	92,432
Thermo Fisher Scientific Inc.	4,749	729,447
Waters Corp.	1,027	160,530	*
Total Life Sciences Tools & Services		1,684,377
Pharmaceuticals — 5.0%
Allergan PLC	4,121	984,589
Bristol-Myers Squibb Co.	20,872	1,135,019
Eli Lilly & Co.	12,064	1,014,703
Johnson & Johnson	33,301	4,147,640
Mallinckrodt PLC	1,307	58,253	*
Merck & Co. Inc.	33,920	2,155,277
Mylan NV	5,798	226,064	*
Perrigo Co. PLC	1,887	125,278
Pfizer Inc.	74,141	2,536,364
Zoetis Inc.	5,985	319,419
Total Pharmaceuticals		12,702,606
Total Health Care		34,752,345

See Notes to Financial Statements.

QS S&P 500 Index Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS S&P 500 Index Fund

Security	Shares	Value
Industrials — 10.0%
Aerospace & Defense — 2.2%
Arconic Inc.	5,567	$146,635
Boeing Co.	6,995	1,237,136
General Dynamics Corp.	3,560	666,432
L3 Technologies Inc.	942	155,703
Lockheed Martin Corp.	3,154	844,010
Northrop Grumman Corp.	2,101	499,702
Raytheon Co.	3,473	529,632
Rockwell Collins Inc.	1,587	154,193
Textron Inc.	3,368	160,283
TransDigm Group Inc.	616	135,619
United Technologies Corp.	9,516	1,067,790
Total Aerospace & Defense		5,597,135
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide Inc.	1,644	127,065
Expeditors International of Washington Inc.	1,722	97,276
FedEx Corp.	2,963	578,229
United Parcel Service Inc., Class B Shares	8,623	925,248
Total Air Freight & Logistics		1,727,818
Airlines — 0.6%
Alaska Air Group Inc.	1,610	148,474
American Airlines Group Inc.	6,632	280,534
Delta Air Lines Inc.	9,350	429,726
Southwest Airlines Co.	7,672	412,447
United Continental Holdings Inc.	3,469	245,050	*
Total Airlines		1,516,231
Building Products — 0.3%
Allegion PLC	1,271	96,215
Fortune Brands Home & Security Inc.	2,000	121,700
Johnson Controls International PLC	10,907	459,403
Masco Corp.	4,184	142,214
Total Building Products		819,532
Commercial Services & Supplies — 0.3%
Cintas Corp.	971	122,870
Republic Services Inc.	2,786	174,989
Stericycle Inc.	1,201	99,551	*
Waste Management Inc.	5,155	375,902
Total Commercial Services & Supplies		773,312

See Notes to Financial Statements.

12	QS S&P 500 Index Fund 2017 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Construction & Engineering — 0.1%
Fluor Corp.	1,762	$92,716
Jacobs Engineering Group Inc.	1,331	73,578
Quanta Services Inc.	1,672	62,048	*
Total Construction & Engineering		228,342
Electrical Equipment — 0.6%
Acuity Brands Inc.	570	116,280
AMETEK Inc.	2,761	149,315
Eaton Corp. PLC	5,650	418,948
Emerson Electric Co.	8,014	479,718
Rockwell Automation Inc.	1,523	237,146
Total Electrical Equipment		1,401,407
Industrial Conglomerates — 2.4%
3M Co.	7,360	1,408,189
General Electric Co.	106,937	3,186,723
Honeywell International Inc.	9,314	1,163,039
Roper Technologies Inc.	1,278	263,894
Total Industrial Conglomerates		6,021,845
Machinery — 1.5%
Caterpillar Inc.	7,367	683,363
Cummins Inc.	1,745	263,844
Deere & Co.	3,590	390,807
Dover Corp.	1,999	160,620
Flowserve Corp.	1,941	93,983
Fortive Corp.	3,837	231,064
Illinois Tool Works Inc.	3,984	527,761
Ingersoll-Rand PLC	3,164	257,296
PACCAR Inc.	4,494	301,997
Parker Hannifin Corp.	1,688	270,620
Pentair PLC	1,988	124,807
Snap-on Inc.	634	106,937
Stanley Black & Decker Inc.	1,970	261,754
Xylem Inc.	2,084	104,658
Total Machinery		3,779,511
Professional Services — 0.2%
Dun & Bradstreet Corp.	531	57,316
Equifax Inc.	1,441	197,042
Nielsen Holdings PLC	3,464	143,098
Robert Half International Inc.	1,065	52,004
Verisk Analytics Inc.	1,678	136,153	*
Total Professional Services		585,613

See Notes to Financial Statements.

QS S&P 500 Index Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS S&P 500 Index Fund

Security	Shares	Value
Road & Rail — 0.9%
CSX Corp.	11,366	$529,087
J.B. Hunt Transport Services Inc.	931	85,410
Kansas City Southern	1,296	111,145
Norfolk Southern Corp.	3,517	393,799
Ryder System Inc.	753	56,806
Union Pacific Corp.	9,991	1,058,247
Total Road & Rail		2,234,494
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,852	198,378
United Rentals Inc.	1,018	127,301	*
W. W. Grainger Inc.	746	173,639
Total Trading Companies & Distributors		499,318
Total Industrials		25,184,558
Information Technology — 21.9%
Communications Equipment — 1.0%
Cisco Systems Inc.	61,101	2,065,214
F5 Networks Inc.	818	116,622	*
Harris Corp.	1,507	167,684
Juniper Networks Inc.	4,447	123,760
Motorola Solutions Inc.	1,982	170,888
Total Communications Equipment		2,644,168
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A Shares	3,962	281,976
Corning Inc.	10,851	292,977
FLIR Systems Inc.	1,988	72,125
TE Connectivity Ltd.	4,050	301,927
Total Electronic Equipment, Instruments & Components		949,005
Internet Software & Services — 4.5%
Akamai Technologies Inc.	2,096	125,131	*
Alphabet Inc., Class A Shares	3,634	3,080,905	*
Alphabet Inc., Class C Shares	3,642	3,021,257	*
eBay Inc.	12,396	416,134	*
Facebook Inc., Class A Shares	29,073	4,129,820	*
VeriSign Inc.	1,013	88,242	*
Yahoo! Inc.	11,072	513,852	*
Total Internet Software & Services		11,375,341
IT Services — 3.7%
Accenture PLC, Class A Shares	7,692	922,117

See Notes to Financial Statements.

14	QS S&P 500 Index Fund 2017 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
IT Services — continued
Alliance Data Systems Corp.	750	$186,750
Automatic Data Processing Inc.	5,621	575,534
Cognizant Technology Solutions Corp., Class A Shares	7,650	455,328	*
CSRA Inc.	2,055	60,191
Fidelity National Information Services Inc.	4,037	321,426
Fiserv Inc.	2,666	307,416	*
Global Payments Inc.	2,000	161,360
International Business Machines Corp.	10,584	1,843,098
MasterCard Inc., Class A Shares	11,682	1,313,875
Paychex Inc.	4,109	242,020
PayPal Holdings Inc.	13,863	596,386	*
Teradata Corp.	1,424	44,315	*
Total System Services Inc.	2,332	124,669
Visa Inc., Class A Shares	23,081	2,051,208
Western Union Co.	6,397	130,179
Total IT Services		9,335,872
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices Inc.	9,039	131,517	*
Analog Devices Inc.	4,583	375,577
Applied Materials Inc.	12,789	497,492
Broadcom Ltd.	4,892	1,071,152
Intel Corp.	57,735	2,082,501
KLA-Tencor Corp.	2,006	190,710
Lam Research Corp.	1,989	255,308
Microchip Technology Inc.	2,809	207,248
Micron Technology Inc.	12,803	370,007	*
NVIDIA Corp.	7,202	784,514
Qorvo Inc.	1,650	113,124	*
QUALCOMM Inc.	18,256	1,046,799
Skyworks Solutions Inc.	2,296	224,962
Texas Instruments Inc.	12,076	972,843
Xilinx Inc.	3,066	177,491
Total Semiconductors & Semiconductor Equipment		8,501,245
Software — 4.6%
Activision Blizzard Inc.	8,578	427,699
Adobe Systems Inc.	5,968	776,616	*
Autodesk Inc.	2,386	206,318	*
CA Inc.	3,528	111,908
Citrix Systems Inc.	2,093	174,535	*

See Notes to Financial Statements.

QS S&P 500 Index Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS S&P 500 Index Fund

Security	Shares	Value
Software — continued
Electronic Arts Inc.	3,673	$328,807	*
Intuit Inc.	3,072	356,321
Microsoft Corp.	95,352	6,279,883
Oracle Corp.	36,151	1,612,696
Red Hat Inc.	2,386	206,389	*
Salesforce.com Inc.	7,932	654,311	*
Symantec Corp.	7,599	233,137
Synopsys Inc.	1,860	134,162	*
Total Software		11,502,782
Technology Hardware, Storage & Peripherals — 4.3%
Apple Inc.	64,488	9,264,346
Hewlett Packard Enterprise Co.	20,531	486,585
HP Inc.	22,129	395,667
NetApp Inc.	3,372	141,118
Seagate Technology PLC	3,571	164,016
Western Digital Corp.	3,579	295,375
Xerox Corp.	11,666	85,628
Total Technology Hardware, Storage & Peripherals		10,832,735
Total Information Technology		55,141,148
Materials — 2.8%
Chemicals — 2.1%
Air Products & Chemicals Inc.	2,685	363,254
Albemarle Corp.	1,470	155,291
CF Industries Holdings Inc.	2,739	80,390
Dow Chemical Co.	13,997	889,369
E.I. du Pont de Nemours & Co.	10,532	846,036
Eastman Chemical Co.	1,766	142,693
Ecolab Inc.	3,194	400,336
FMC Corp.	1,875	130,481
International Flavors & Fragrances Inc.	967	128,156
LyondellBasell Industries NV, Class A Shares	4,049	369,228
Monsanto Co.	5,505	623,166
Mosaic Co.	4,383	127,896
PPG Industries Inc.	3,360	353,069
Praxair Inc.	3,502	415,337
Sherwin-Williams Co.	1,002	310,810
Total Chemicals		5,335,512

See Notes to Financial Statements.

16	QS S&P 500 Index Fund 2017 Semi-Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Construction Materials — 0.1%
Martin Marietta Materials Inc.	775	$169,144
Vulcan Materials Co.	1,675	201,804
Total Construction Materials		370,948
Containers & Packaging — 0.3%
Avery Dennison Corp.	1,026	82,696
Ball Corp.	1,983	147,257
International Paper Co.	4,914	249,533
Sealed Air Corp.	1,947	84,850
WestRock Co.	3,002	156,194
Total Containers & Packaging		720,530
Metals & Mining — 0.3%
Freeport-McMoRan Inc.	16,084	214,882	*
Newmont Mining Corp.	6,034	198,881
Nucor Corp.	4,112	245,569
Total Metals & Mining		659,332
Total Materials		7,086,322
Real Estate — 2.9%
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities Inc.	960	106,099
American Tower Corp.	5,108	620,826
Apartment Investment and Management Co., Class A Shares	2,061	91,405
AvalonBay Communities Inc.	1,716	315,058
Boston Properties Inc.	1,975	261,510
Crown Castle International Corp.	4,496	424,647
Digital Realty Trust Inc.	1,910	203,205
Equinix Inc.	913	365,538
Equity Residential	4,737	294,736
Essex Property Trust Inc.	693	160,450
Extra Space Storage Inc.	1,580	117,536
Federal Realty Investment Trust	900	120,150
GGP Inc.	7,722	178,996
HCP Inc.	4,799	150,113
Host Hotels & Resorts Inc.	8,863	165,383
Iron Mountain Inc.	2,809	100,197
Kimco Realty Corp.	5,780	127,680
Macerich Co.	965	62,146
Mid-America Apartment Communities Inc.	1,420	144,471
Prologis Inc.	6,444	334,315

See Notes to Financial Statements.

QS S&P 500 Index Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS S&P 500 Index Fund

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Public Storage	1,831	$400,824
Realty Income Corp.	3,100	184,543
Regency Centers Corp.	1,820	120,830
Simon Property Group Inc.	3,868	665,412
SL Green Realty Corp.	1,171	124,852
UDR Inc.	3,450	125,097
Ventas Inc.	4,497	292,485
Vornado Realty Trust	2,157	216,369
Welltower Inc.	4,491	318,053
Weyerhaeuser Co.	9,678	328,858
Total Equity Real Estate Investment Trusts (REITs)		7,121,784
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,934	136,864	*
Total Real Estate		7,258,648
Telecommunication Services — 2.4%
Diversified Telecommunication Services — 2.4%
AT&T Inc.	75,790	3,149,074
CenturyLink Inc.	6,771	159,592
Level 3 Communications Inc.	3,480	199,126	*
Verizon Communications Inc.	49,909	2,433,064
Total Telecommunication Services		5,940,856
Utilities — 3.2%
Electric Utilities — 2.0%
Alliant Energy Corp.	3,010	119,226
American Electric Power Co. Inc.	6,114	410,433
Duke Energy Corp.	8,914	731,037
Edison International	4,000	318,440
Entergy Corp.	2,216	168,327
Eversource Energy	4,012	235,825
Exelon Corp.	11,396	410,028
FirstEnergy Corp.	5,168	164,446
NextEra Energy Inc.	5,739	736,715
PG&E Corp.	6,055	401,810
Pinnacle West Capital Corp.	1,555	129,656
PPL Corp.	7,827	292,652
Southern Co.	12,073	600,994
Xcel Energy Inc.	6,417	285,236
Total Electric Utilities		5,004,825

See Notes to Financial Statements.

18	QS S&P 500 Index Fund 2017 Semi-Annual Report

QS S&P 500 Index Fund

Security		Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.		9,293	$103,896
NRG Energy Inc.		4,588	85,795
Total Independent Power and Renewable Electricity Producers			189,691
Multi-Utilities — 1.0%
Ameren Corp.		2,600	141,934
CenterPoint Energy Inc.		5,024	138,512
CMS Energy Corp.		3,763	168,357
Consolidated Edison Inc.		3,791	294,409
Dominion Resources Inc.		7,743	600,624
DTE Energy Co.		2,304	235,261
NiSource Inc.		4,429	105,366
Public Service Enterprise Group Inc.		5,730	254,125
SCANA Corp.		1,656	108,220
Sempra Energy		3,095	341,997
WEC Energy Group Inc.		4,055	245,855
Total Multi-Utilities			2,634,660
Water Utilities — 0.1%
American Water Works Co. Inc.		2,039	158,573
Total Utilities			7,987,749
Total Investments before Short-Term Investments (Cost — $115,918,171)			249,711,203

	Rate
Short-Term Investments — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $1,570,637)	0.634%	$1,570,637	$1,570,637
Total Investments — 99.9% (Cost — $117,488,808#)			251,281,840
Other Assets in Excess of Liabilities — 0.1%			129,959
Total Net Assets — 100.0%			$251,411,799

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

At March 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Depreciation
Contracts to Buy:
E-Mini S&P 500 Index	16	6/17	$1,894,017	$1,887,360	$(6,657)

See Notes to Financial Statements.

QS S&P 500 Index Fund 2017 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

March 31, 2017

Assets:
Investments, at value (Cost — $117,488,808)	$251,281,840
Cash	16
Dividends and interest receivable	263,804
Receivable for Fund shares sold	117,834
Deposits with brokers for open futures contracts	117,393
Prepaid expenses	23,582
Total Assets	251,804,469

Liabilities:
Payable for Fund shares repurchased	190,215
Investment management fee payable	50,639
Service and/or distribution fees payable	40,552
Payable to broker — variation margin on open futures contracts	6,592
Trustees’ fees payable	2,426
Accrued expenses	102,246
Total Liabilities	392,670
Total Net Assets	$251,411,799

Net Assets:
Par value (Note 8)	$109
Paid-in capital in excess of par value	118,594,912
Undistributed net investment income	224,959
Accumulated net realized loss on investments and futures contracts	(1,194,556)
Net unrealized appreciation on investments and futures contracts	133,786,375
Total Net Assets	$251,411,799

Net Assets:
Class A	$240,710,541
Class D	$10,701,258

Shares Outstanding:
Class A	10,419,587
Class D	460,124

Net Asset Value:
Class A	$23.10
Class D	$23.26

See Notes to Financial Statements.

20	QS S&P 500 Index Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2017

Investment Income:
Dividends from unaffiliated investments	$2,694,741
Dividends from affiliated investments	290
Interest	4,624
Total Investment Income	2,699,655

Expenses:
Investment management fee (Note 2)	304,820
Service and/or distribution fees (Notes 2 and 5)	233,736
Transfer agent fees (Note 5)	71,232
Legal fees	24,729
Audit and tax fees	21,272
Registration fees	18,167
Shareholder reports	15,281
Fund accounting fees	12,896
Standard & Poor’s license fees	12,193
Trustees’ fees	8,161
Insurance	1,979
Custody fees	1,296
Miscellaneous expenses	2,149
Total Expenses	727,911
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(18,656)
Net Expenses	709,255
Net Investment Income	1,990,400

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	4,388,309
Investment transactions in affiliated securities	(22,454)
Futures contracts	319,760
Net Realized Gain	4,685,615
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Investments	16,269,680
Affiliated investments	20,724
Futures contracts	(41,304)
Change in Net Unrealized Appreciation (Depreciation)	16,249,100
Net Gain on Investments and Futures Contracts	20,934,715
Increase in Net Assets From Operations	$22,925,115

See Notes to Financial Statements.

QS S&P 500 Index Fund 2017 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended March 31, 2017 (unaudited) and the Year Ended September 30, 2016	2017	2016

Operations:
Net investment income	$1,990,400	$3,884,481
Net realized gain	4,685,615	6,481,751
Change in net unrealized appreciation (depreciation)	16,249,100	22,522,056
Increase in Net Assets From Operations	22,925,115	32,888,288

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(4,100,015)	(4,700,010)
Net realized gains	(5,502,137)	(1,676,344)
Decrease in Net Assets From Distributions to Shareholders	(9,602,152)	(6,376,354)

Fund Share Transactions (Note 8):
Net proceeds from sale of shares	8,691,405	15,118,877
Reinvestment of distributions	9,499,282	6,340,455
Cost of shares repurchased	(21,874,537)	(37,773,312)
Decrease in Net Assets From Fund Share Transactions	(3,683,850)	(16,313,980)
Increase in Net Assets	9,639,113	10,197,954

Net Assets:
Beginning of period	241,772,686	231,574,732
End of period*	$251,411,799	$241,772,686
*Includes undistributed net investment income of:	$224,959	$2,334,574

See Notes to Financial Statements.

22	QS S&P 500 Index Fund 2017 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$21.89	$19.57	$20.06	$17.09	$14.68	$11.51

Income (loss) from operations:
Net investment income	0.18	0.34	0.31	0.27	0.26	0.22
Net realized and unrealized gain (loss)	1.92	2.52	(0.54)	2.95	2.43	3.15
Total income (loss) from operations	2.10	2.86	(0.23)	3.22	2.69	3.37

Less distributions from:
Net investment income	(0.38)	(0.40)	(0.26)	(0.25)	(0.28)	(0.20)
Net realized gains	(0.51)	(0.14)	—	—	—	—
Total distributions	(0.89)	(0.54)	(0.26)	(0.25)	(0.28)	(0.20)

Net asset value, end of period	$23.10	$21.89	$19.57	$20.06	$17.09	$14.68
Total return[3]	9.82%	14.82%	(1.21)%	19.01%	18.71%	29.55%

Net assets, end of period (millions)	$241	$232	$223	$240	$223	$236

Ratios to average net assets:
Gross expenses	0.60%[4]	0.61%	0.61%	0.62%	0.64%	0.66%
Net expenses[5,6]	0.59 [4]	0.59	0.59	0.59	0.59	0.59
Net investment income	1.62 [4]	1.62	1.48	1.45	1.68	1.61

Portfolio turnover rate	1%	3%	2%	12%	21%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.59%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2017 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$22.05	$19.71	$20.20	$17.21	$14.78	$11.59

Income (loss) from operations:
Net investment income	0.20	0.38	0.35	0.31	0.29	0.24
Net realized and unrealized gain (loss)	1.94	2.54	(0.54)	2.96	2.45	3.17
Total income (loss) from operations	2.14	2.92	(0.19)	3.27	2.74	3.41

Less distributions from:
Net investment income	(0.42)	(0.44)	(0.30)	(0.28)	(0.31)	(0.22)
Net realized gains	(0.51)	(0.14)	—	—	—	—
Total distributions	(0.93)	(0.58)	(0.30)	(0.28)	(0.31)	(0.22)

Net asset value, end of period	$23.26	$22.05	$19.71	$20.20	$17.21	$14.78
Total return[3]	9.96%	15.05%	(1.01)%	19.23%	18.93%	29.78%

Net assets, end of period (millions)	$11	$10	$8	$9	$8	$11

Ratios to average net assets:
Gross expenses	0.44%[4]	0.45%	0.44%	0.53%	0.58%	0.42%
Net expenses[5,6]	0.39 [4]	0.39	0.39	0.39	0.39	0.39
Net investment income	1.83 [4]	1.82	1.68	1.65	1.85	1.80

Portfolio turnover rate	1%	3%	2%	12%	21%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	QS S&P 500 Index Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

QS S&P 500 Index Fund 2017 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26	QS S&P 500 Index Fund 2017 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$249,711,203	—	—	$249,711,203
Short-term investments†	1,570,637	—	—	1,570,637
Total investments	$251,281,840	—	—	$251,281,840

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$6,657	—	—	$6,657

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of

QS S&P 500 Index Fund 2017 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

28	QS S&P 500 Index Fund 2017 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays QS Investors and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.59% and 0.39%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended March 31, 2017, fees waived and/or expenses reimbursed amounted to $18,656.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$2,194,382
Sales	13,537,245

QS S&P 500 Index Fund 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$137,931,924
Gross unrealized depreciation	(4,138,892)
Net unrealized appreciation	$133,793,032

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2017.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$6,657

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$319,760

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(41,304)

During the six months ended March 31, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$1,981,229

30	QS S&P 500 Index Fund 2017 Semi-Annual Report

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at March 31, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Futures contracts[4]	$6,592	$(6,592)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$233,736	*	$66,735
Class D	—		4,497
Total	$233,736		$71,232

*	The amount shown is exclusive of expense reimbursements. For the six months ended March 31, 2017, the service and/or distribution fees reimbursed amounted to $496 for Class A shares.

For the six months ended March 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$16,332
Class D	2,324
Total	$18,656

6. Distributions to shareholders by class

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Net Investment Income:
Class A	$3,914,974	$4,507,570
Class D	185,041	192,440
Total	$4,100,015	$4,700,010

Net Realized Gains:
Class A	$5,278,650	$1,614,078
Class D	223,487	62,266
Total	$5,502,137	$1,676,344

QS S&P 500 Index Fund 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

7. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason Inc. for the six months ended March 31, 2017:

	Affiliate Value at September 30, 2016	Purchased		Sold		Dividend Income	Affiliate Value at March 31, 2017	Realized Gain (Loss)
Company		Cost	Shares/Par	Cost	Shares/Par
Legg Mason Inc.	$44,194	—	—	$64,918	1,320	$290	—	$(22,454)

8. Shares of beneficial interest

At March 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	369,695	$8,212,044	691,170	$14,291,729
Shares issued on reinvestment	416,625	9,090,754	298,321	6,085,749
Shares repurchased	(966,435)	(21,389,101)	(1,794,872)	(37,017,999)
Net decrease	(180,115)	$(4,086,303)	(805,381)	$(16,640,521)

Class D
Shares sold	21,323	$479,361	39,560	$827,148
Shares issued on reinvestment	18,612	408,528	12,418	254,706
Shares repurchased	(21,548)	(485,436)	(35,716)	(755,313)
Net increase	18,387	$402,453	16,262	$326,541

9. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

32	QS S&P 500 Index Fund 2017 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and

QS S&P 500 Index Fund	33

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional S&P 500 index funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and its benchmark performance index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2016. The Fund performed below the median performance of the funds in the Performance Universe for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2016, which showed that the Fund’s performance was below the Lipper category average during the third quarter. The Board also reviewed information prepared by Lipper comparing the Fund’s annualized total return for the three-year period ended June 30, 2016 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees noted that the Manager and QS

34	QS S&P 500 Index Fund

were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board generally was satisfied with the Fund’s performance relative to the S&P 500 Index. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement that was in effect for the Fund, which reduced the management fee paid to the Manager, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (the “Actual Management Fee”).

The Board reviewed information regarding the scope of services provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of seven retail no-load pure index S&P 500 index funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail no-load pure index S&P 500 index funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was lower than the median of management fees paid by the funds in the Expense Group and that the Fund’s Actual Management Fee was higher than the median of management fees paid by the funds in the Expense Group and the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

QS S&P 500 Index Fund	35

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

36	QS S&P 500 Index Fund

QS

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

QS S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds. and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010131 5/17 SR17-3048

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2017